UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-2007
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1970
           --------------------------------------------------

Signature, Place, and Date of Signing:

                                       New York, New York          5/15/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:       $279,517
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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

                                                       FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF    CUSIP      VALUE  SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------
ACHILLION              COMMON    00448Q201     759   130600   SH        SOLE          130600    0      0
PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------
AMYLIN                 COMMON    032346108   20844   557914   SH        SOLE          557914    0      0
 PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------
ASSISTED LIVING        COMMON    04544X102   27208  2305740   SH        SOLE         2305740    0      0
 CONCPT
----------------------------------------------------------------------------------------------------------
ATHEROGENICS INC       COMMON    047439954    1713     2347   PUT       SOLE               0    0   2347
----------------------------------------------------------------------------------------------------------
CUBIST                 COMMON    229678107    9358   423998   SH        SOLE          423998    0      0
 PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------
CURAGEN CORP           COMMON    23126R101    7216  2342744   SH        SOLE         2342744    0      0
----------------------------------------------------------------------------------------------------------
DUSA                   COMMON    266898105    9965  2783400   SH        SOLE         2783400    0      0
PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------
GENENTECH INC          COMMON    368710406   12466   151800   SH        SOLE          151800    0      0
----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC    COMMON    375558103   13381   174577   SH        SOLE          174577    0      0
----------------------------------------------------------------------------------------------------------
HANGER ORTHOPEDIC      COMMON    41043F208   11398   976700   SH        SOLE          976700    0      0
 GROUP INC
----------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP       COMMON    421924309   17542   834932   SH        SOLE          834932    0      0
----------------------------------------------------------------------------------------------------------
ILLUMINA INC           COMMON    452327109   10176   347318   SH        SOLE          347318    0      0
----------------------------------------------------------------------------------------------------------
INTERMUNE INC          COMMON    45884X103   28556  1157975   SH        SOLE         1157975    0      0
----------------------------------------------------------------------------------------------------------
NEUROCHEM INC          COMMON    64125K901    1086     4175   CALL      SOLE               0    0   4175
----------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS   COMMON    683399109   18898   760800   SH        SOLE          760800    0      0
 INC
----------------------------------------------------------------------------------------------------------
ST JUDE MED INC        COMMON    790849103    9271   246500   SH        SOLE          246500    0      0
----------------------------------------------------------------------------------------------------------
SUN HEALTHCARE         COMMON    866933401    6489   525400   SH        SOLE          525400    0      0
 GROUP INC
----------------------------------------------------------------------------------------------------------
THIRD WAVE             COMMON    88428W108    1928   377994   SH        SOLE          377994    0      0
 TECHNOLOGIES INC
----------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC     COMMON    92220P105    9710   203600   SH        SOLE          203600    0      0
----------------------------------------------------------------------------------------------------------
VENTAS INC             COMMON    92276F100   12201   289600   SH        SOLE          289600    0      0
----------------------------------------------------------------------------------------------------------
VERTEX                 COMMON    92532F100    7345   261950   SH        SOLE          261950    0      0
 PHARMACEUTICALS INC
----------------------------------------------------------------------------------------------------------
XENOPORT INC           COMMON    98411C100   11410   409530   SH        SOLE          409530    0      0
----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC       COMMON    98985T109   30597  1966414   SH        SOLE         1966414    0      0
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